united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	08/31

Date of reporting period:	08/31/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Essex Environmental Opportunities Fund Institutional Class (GEOSX) Investor Class (EEOFX)

Annual Report August 31, 2018

Fund Adviser: Essex Investment Management Company, LLC 125 High Street, 18th Floor Boston, MA 02110 Toll Free (800) 700-9929

Management’s Discussion of Fund Performance (Unaudited)

The Essex Environmental Opportunities Fund (the “Fund”) seeks to invest in companies that we believe are helping to solve some of the world’s greatest challenges. With challenge comes opportunity, and we think the Fund is positioned for several major global trends, based on the vital need to conserve natural resources while increasing economic growth. While emerging markets economic growth has waned over the past year, we believe the long-term growth trajectories for the emerging markets, China, India and Southeast Asia specifically, are still quite positive versus the developed markets. The emerging markets are experiencing economic growth that is now increasingly led by consumer spending, whether on higher protein diets, or on durable goods such as automobiles. Clean technologies, such as precision agriculture and electric vehicles, are well positioned for these trends, and the Fund has exposure to these important solutions. Both China and India are fully aware that growth with no eye to environmental impact is not prudent. Both countries have been leaders in clean technology adoption over the past several years, and their investments are increasing, as they view it as a competitive advantage. While the emerging markets are a major catalyst for clean technology investing, doing more with less is also important in the developed markets. For example, the Fund has important exposure to the water sector through water infrastructure and conservation technologies, where we anticipate continued growth, as companies and municipalities significantly increase water investments as water scarcity and higher water rates become commonplace.

The Fund invests across nine environmental themes, in companies we deem to have technologies providing customers with an attractive return on investment.

Essex Environmental Opportunities Fund themes, with current industry examples:

Agricultural Productivity & Clean Fuels - Precision agriculture - Field computing	Low Carbon Commerce - Environmental testing & consulting	Power Technology - Advanced meter infrastructure - Electric utility systems management
Clean Tech & Efficiency - LED lighting systems - Industrial loT	Environmental finance - Energy efficiency project finance - Renewable energy development	Renewable Energy - Wind turbine blades - Residential solar systems
Efficient Transport - Electric vehicle systems - Autonomous driving	Power Merchants & Generation - Utility scale renewable energy	Clean Water - Energy recovery - Water filtration

The thematic element of the investment process is focused on the evaluation of clean technologies that are commercially viable – that are scaling and are competitive on a cost basis with incumbent, traditional technologies. The Fund holds companies across most of the nine themes currently, which provides a level of diversification beyond just renewable

1

Management’s Discussion of Fund Performance (Unaudited) (continued)

energy, for example. The Fund’s holdings represent companies where we project revenue growth greater than the broad equity market over a three-year time horizon. While revenue growth is a key driver for stock evaluation, we also seek to invest in companies that have earnings growth and strong returns on invested capital. We tend to invest mostly in small and mid-sized companies, as we see better growth potential in this segment of the market, and valuations in our opinion are currently more attractive than the broad equity market.

The Fund’s Institutional Class Shares returned 7.10% for its first fiscal year ended August 31, 2018. The Fund lagged the performance of its primary benchmark, the MSCI World Index (the “benchmark”), which returned 12.75% for the same period. The underperformance of the Fund versus the benchmark for the fiscal year was mainly the result of the Fund’s primary exposure to the industrial and technology sectors. The Fund invests in the technology and industrial sectors because these economic sectors hold the majority of companies that comprise the GEOS themes. Most of the Fund’s underperformance relative to the MSCI World Index is due to the strong performance of the largest market capitalization stocks in the technology sector. These large technology companies essentially carried the overall returns for the MSCI World Index, especially during December. The Fund does not have exposure to this segment of the technology sectors, because of the focus on investing in companies with transformative technologies that are helping to solve some of the world’s greatest challenges. Since the start of 2018, the Fund has returned 3.78% versus 4.85% for the MSCI World Index. While the Fund is behind the Index for the calendar year, we observed improving Fund performance over the course of July and August as the Fund holdings had generally favorable quarterly earnings announcements. We believe the opportunities for smaller companies on a growth versus valuation basis are quite attractive relative to the larger market capitalization segment of the equity market, which has been responsible for the bulk of the market returns the past several years.

The strongest performing environmental theme of the fiscal year for the Fund was renewable energy, led by Sunrun, which posted a 122% return for the twelve months ended August 31, 2018. Solar energy is rapidly taking a greater share of electricity supply from traditional fossil fuel sources, and Sunrun is benefitting from a focus on residential solar systems, which is the fastest growing solar segment in our opinion. The agricultural productivity theme performed well, led by Raven Industries, which provides farms with precision agriculture technology, which optimizes crop productivity and fertilizer and water use. The Fund also holds Trimble, which also provides productivity technology and data management services to farmers, enabling optimal crop production. We believe precision agriculture is a strong growth driver in the historically cyclical agricultural segment. Within

2

Management’s Discussion of Fund Performance (Unaudited) (continued)

clean technology and efficiency, the Fund had strong performance with LED lighting, led by Acuity Brands, and with the Fund’s robotics holdings. The Fund was held back in performance by the power technology segment, specifically recent addition Maxwell Technologies, which makes power storage systems, and Itron, in the electric meter segment.

There is debate in the markets currently about whether we are in the later stages of the economic cycle in the U.S., or whether there is much more room for continued expansion. We do agree that we are closer to peak earnings than not, but we continue to find reasonably priced growth opportunities. The Fund is solving for global challenges with companies representing technologies that achieve greater productivity and lessened natural resource use for the companies or towns adopting these solutions. We would argue that as the markets mature in their economic cycles, investors should put a premium on uncovering and finding secular growth. We define secular growth as trends that are identified as providing ample and long-term investment opportunity. Further, we believe the companies held by the Fund to be solving for secular opportunity.

3

Investment Results (Unaudited)

Total Returns(a) (for the period ended August 31, 2018)

Since Inception September 1, 2017
Essex Environmental Opportunities Fund
Institutional Class	7.10%
Investor Class	6.90%
MSCI World Index(b)	12.75%

	Expense Ratios(c)
	Institutional Class	Investor Class
Gross	1.89%	2.14%
With Applicable Waivers	1.19%	1.44%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Essex Environmental Opportunities Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-700-9929.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower.

(b)

The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios are estimated ratios from the Fund’s initial prospectus dated August 30, 2017. Essex Investment Management Company, LLC (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.18% of the Fund’s average daily net assets. The contractual agreement is in effect through December 31, 2020. Each fee waiver and expense reimbursement by the Adviser to the Fund is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement and any expense limitation in place at the time of repayment. Additional information pertaining to the Fund’s expense ratios as of August 31, 2018 can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-800-700-9929.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

4

Investment Results (Unaudited) (continued)

The chart above assumes an initial investment of $100,000 made on September 1, 2017 (commencement of operations) and held through August 31, 2018. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The MSCI World Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (800) 700-9929. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

5

Fund Holdings (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Essex Environmental Opportunities Fund (the “Fund”) is long-term capital appreciation.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6

Essex Environmental Opportunities Fund
Schedule of Investments

August 31, 2018

	Shares	Fair Value
COMMON STOCKS — 92.76%
Belgium — 3.18%
Materials — 3.18%
Umicore SA (a)	3,597	$200,641
Canada — 2.49%
Materials — 2.49%
Nutrien Ltd.	2,772	156,978
Denmark — 2.31%
Utilities — 2.31%
Orsted A/S (a)	2,301	145,638
Germany — 5.04%
Industrials — 2.59%
Aumann AG (a)	2,194	163,044
Information Technology — 2.45%
PSI Software AG (a)	7,706	154,359
		317,403
India — 1.69%
Utilities — 1.69%
Azure Power Global Ltd. (b)	6,816	106,398
Ireland — 2.98%
Industrials — 2.98%
Kingspan Group plc (a)	3,855	187,622
Israel — 4.59%
Industrials — 4.59%
Kornit Digital Ltd. (b)	13,800	289,110
Japan — 7.99%
Industrials — 5.00%
FANUC Corporation (a)	931	182,588
Kurita Water Industries Ltd. (a)	4,492	133,359
		315,947
Information Technology — 2.99%
KEYENCE Corporation (a)	333	188,548
		504,495
Netherlands — 2.99%
Industrials — 2.99%
Sensata Technologies Holding plc (b)	3,559	188,449

See accompanying notes which are an integral part of these financial statements.	7

Essex Environmental Opportunities Fund
Schedule of Investments (continued)

August 31, 2018

	Shares	Fair Value
COMMON STOCKS — (continued)
Switzerland — 2.26%
Industrials — 2.26%
SGS SA (a)	54	$142,150
United Kingdom — 4.29%
Consumer Discretionary — 2.69%
Aptiv plc	1,921	169,067
Industrials — 1.60%
Dialight plc (a) (b)	14,994	101,057
		270,124
United States — 52.95%
Financials — 2.26%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,594	142,167
Health Care — 1.14%
Calyxt, Inc. (b)	4,245	71,868
Industrials — 29.46%
Acuity Brands, Inc.	780	119,215
Energy Recovery, Inc. (b)	19,697	190,864
Fluence Corp., Ltd. (a) (b)	231,495	70,680
Johnson Controls International plc	3,288	124,188
Lindsay Corporation	2,164	207,246
Mueller Water Products, Inc., Class A	14,145	163,658
Raven Industries, Inc.	4,919	238,080
Sunrun, Inc. (b)	9,656	126,687
TPI Composites, Inc. (b)	8,618	241,562
Watts Water Technologies, Inc., Class A	1,846	152,203
Xylem, Inc.	2,932	222,567
		1,856,950
Information Technology — 15.84%
Badger Meter, Inc.	3,180	174,741
Cognex Corporation	2,356	126,753
Iteris, Inc. (b)	30,382	156,467
Itron, Inc. (b)	3,470	230,408
Maxwell Technologies, Inc. (b)	16,308	58,220
Trimble, Inc. (b)	6,001	252,641
		999,230
Materials — 2.37%
Albemarle Corporation	1,562	149,202

8	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund
Schedule of Investments (continued)

August 31, 2018

	Shares	Fair Value
COMMON STOCKS — (continued)
Utilities — 1.88%
Pattern Energy Group, Inc.	5,805	$118,306
		3,337,723
Total Common Stocks (Cost $5,342,160)		5,846,731

MONEY MARKET FUNDS — 7.30%
Fidelity Investments Money Market Government Portfolio - Class I, 1.82%(c)	459,925	459,925
Total Money Market Funds (Cost $459,925)		459,925
Total Investments — 100.06% (Cost $5,802,085)		6,306,656
Liabilities in Excess of Other Assets — (0.06)%		(3,771)
NET ASSETS — 100.00%		$6,302,885

(a)	Level 2 security. Security is traded on a foreign security exchange and is fair valued by an independent pricing service.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.	9

Essex Environmental Opportunities Fund
Statement of Assets and Liabilities

August 31, 2018

Assets
Investments in securities at fair value (cost $5,802,085)	$6,306,656
Dividends receivable	2,192
Receivable from Adviser	14,897
Prepaid expenses	7,630
Total Assets	6,331,375
Liabilities
Payable to Administrator	8,050
Accrued 12b-1 fees - Investor Class	7
Other accrued expenses	20,433
Total Liabilities	28,490
Net Assets	$6,302,885
Net Assets consist of:
Paid-in capital	$5,880,902
Accumulated net investment loss	(10,930)
Accumulated net realized loss from investments	(71,658)
Net unrealized appreciation on investments	504,571
Net Assets	$6,302,885
Institutional Class:
Net Assets: Institutional Class	6,285,917
Shares outstanding (unlimited number of shares authorized, no par value)	586,900
Net asset value ("NAV"), offering and redemption price per share	$10.71
Investor Class:
Net Assets: Investor Class	16,968
Shares outstanding (unlimited number of shares authorized, no par value)	1,587
Net asset value ("NAV"), offering and redemption price per share	$10.69

10	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund
Statement of Operations

For the year ended August 31, 2018

Investment Income
Dividend income (net of foreign taxes withheld of $5,155)	$47,405
Total investment income	47,405
Expenses
Adviser	43,083
Fund accounting	36,578
Administration	24,000
Offering	22,044
Legal	18,669
Audit and tax preparation	18,200
Transfer agent	18,000
Registration	17,667
Organizational	13,672
Compliance Services	12,000
Trustee	11,925
Report printing	8,528
Custodian	5,401
Pricing	3,687
Insurance	2,787
12b-1 - Investor Class	20
Miscellaneous	13,133
Total expenses	269,394
Fees waived and expenses reimbursed by Adviser	(201,573)
Net operating expenses	67,821
Net investment loss	(20,416)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(71,657)
Net realized loss on foreign currency translations	(3,339)
Net change in unrealized appreciation of investment securities	504,571
Net realized and change in unrealized gain on investments	429,575
Net increase in net assets resulting from operations	$409,159

See accompanying notes which are an integral part of these financial statements.	11

Essex Environmental Opportunities Fund
Statement of Changes in Net Assets

For the Year Ended August 31, 2018
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(20,416)
Net realized loss on investment securities and foreign currency transactions	(74,996)
Net change in unrealized appreciation of investments	504,571
Net increase in net assets resulting from operations	409,159
Capital Transactions - Institutional Class
Proceeds from shares sold	5,877,716
Total Institutional Class	5,877,716
Capital Transactions - Investor Class
Proceeds from shares sold	16,010
Total Investor Class	16,010
Net increase in net assets resulting from capital transactions	5,893,726
Total Increase in Net Assets	6,302,885
Net Assets
Beginning of year	—
End of year	$6,302,885
Accumulated net investment loss	$(10,930)
Share Transactions - Institutional Class
Shares sold	586,900
Total Institutional Class	586,900
Share Transactions - Investor Class
Shares sold	1,587
Total Investor Class	1,587
Net increase in shares outstanding	588,487

12	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund - Institutional Class
Financial Highlights

(For a share outstanding during the period)

For the Year Ended August 31, 2018
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss	(0.03)
Net realized and unrealized gain	0.74
Total from investment operations	0.71

Net asset value, end of period	$10.71

Total Return(a)	7.10%

Ratios and Supplemental Data
Net assets, end of period (000)	$6,286
Ratio of net expenses to average net assets	1.18%
Ratio of expenses to average net assets before waiver and reimbursement	4.69%
Ratio of net investment loss to average net assets	(0.36)%
Portfolio turnover rate(b)	23%

(a)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying notes which are an integral part of these financial statements.	13

Essex Environmental Opportunities Fund - Investor Class
Financial Highlights

(For a share outstanding during the period)

For the Year Ended August 31, 2018
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss	(0.03)
Net realized and unrealized gain	0.72
Total from investment operations	0.69

Net asset value, end of period	$10.69

Total Return(a)	6.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$17
Ratio of net expenses to average net assets	1.43%
Ratio of gross expenses to average net assets before waiver and reimbursement	4.94%
Ratio of net investment loss to average net assets	(0.54)%
Portfolio turnover rate(b)	23%

(a)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

14	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund
Notes to the Financial Statements

August 31, 2018

NOTE 1. ORGANIZATION

Essex Environmental Opportunities Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 7, 2017. The Trust is an open end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on September 1, 2017. The investment adviser to the Fund is Essex Investment Management Company, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

15

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2018

As of and during the fiscal year ended August 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the entire Fund.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. For the year ended August 31, 2018, the Fund made the following reclassifications to increase/(decrease) the components of net assets:

Paid-In Capital	Accumulated Net Investment Income	Accumulated Realized Gain (Loss) on Investments
$(12,824)	$9,486	$3,338

Organization and Offering Costs – The Adviser advanced some of the Fund’s organization and initial offering costs and was subsequently reimbursed by the Fund. Costs of $22,044 incurred in connection with the offering and initial registration of the Fund have been capitalized and expensed

16

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2018

over the first twelve months after commencement of operations. There were no unamortized offering costs remaining as of August 31, 2018. Costs of $13,672 incurred in connection with the organization of the Fund were expensed as incurred.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the

17

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2018

Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at August 31, 2018 in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,177,045	$1,669,686	$—	$5,846,731
Money Market Funds	459,925	—	—	459,925
Total	$4,633,970	$1,669,686	$—	$6,306,656

*	Refer to the Schedule of Investments for sector and country classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of August 31, 2018, based on input levels assigned on September 1, 2017 (commencement of operations).

18

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2018

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2018, the Adviser earned a fee of $43,083 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.18% of the average daily net assets of the Fund. The contractual agreement is in place through December 31, 2020. For the fiscal year ended August 31, 2018, the Adviser waived fees and reimbursed expenses in the amount of $201,573 for the Fund. At August 31, 2018, the Adviser owed the Fund $14,897.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within three years following the date in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. As of August 31, 2018, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $201,573, pursuant to the aforementioned conditions, from the Fund no later than August 31, 2021.

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the fiscal year ended August 31, 2018, the Administrator earned fees of $24,000 for administration services, $36,578 for fund accounting services, $18,000 for transfer agent services, and $12,000 for compliance services. At August 31, 2018, the Fund owed the Administrator $8,050 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust, except that the Independent Chairman of the Board and the Chairman of the Audit Committee receive annual compensation of $2,300 per Fund

19

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2018

from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the fiscal year ended August 31, 2018, Investor Class shares’ 12b-1 Expenses incurred by the Fund were $20. The Fund owed $7 for Investor Class 12b-1 Expenses as of August 31, 2018.

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2018, purchases and sales of investment securities, other than short-term investments, were $6,656,134 and $1,225,111, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended August 31, 2018.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At August 31, 2018, Joseph C. McNay, Managing Member and Chairman of the Adviser, owned 80.23% of the Fund. As a result, Joseph C. McNay may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2018, the net unrealized appreciation of investments for tax purposes was as follows:

Gross unrealized appreciation	$732,915
Gross unrealized depreciation	(228,588)
Net unrealized appreciation on investments	$504,327

20

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2018

At August 31, 2018, the aggregate cost of securities for federal income tax purposes was $5,802,329 for the Fund.

As of August 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

Accumulated capital and other losses	$(82,344)
Unrealized appreciation	504,327
Total accumulated earnings	$421,983

As of August 31, 2018, the Fund had short-term capital loss carryforwards in the amount of $2,804, which do not expire and may be utilized in future years to offset net realized capital gains.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended August 31, 2018, the Fund deferred post-October capital losses in the amount of $68,610 and qualified late year ordinary losses in the amount of $10,930.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since August 31, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

21

Report of Independent Registered Public Accounting Firm

To the Shareholders of Essex Environmental Opportunities Fund and
Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Essex Environmental Opportunities Fund (the “Fund”), a series of Unified Series Trust, as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2018, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 26, 2018

22

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six- month period from March 1, 2018 to August 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value, March 1, 2018	Ending Account Value, August 31, 2018	Expenses Paid During Period(1)	Annualized Expense Ratio
Essex Environmental Opportunities Fund – Institutional Class
Actual	$ 1,000.00	$ 1,060.40	$6.13	1.18%
Hypothetical(2)	$ 1,000.00	$ 1,019.26	$6.01	1.18%
Essex Environmental Opportunities Fund – Investor Class
Actual	$ 1,000.00	$ 1,058.40	$7.42	1.43%
Hypothetical(2)	$ 1,000.00	$ 1,018.00	$7.27	1.43%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2)	Assumes a 5% annual return before expenses.

23

Trustees and Officers (Unaudited)

GENERAL QUALIFICATIONS. The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Kenneth G.Y. Grant (1949) Chairman, January 2017 to present; Independent Trustee, May 2008 to present

Current: Director, Northeast Retirement Services (NRS) LLC, a transfer agent and fund administrator, and Director, Global Trust Company (GTC), a non-depository trust company sponsoring private investment product. Chief Officer Corporate Development and Executive Vice President of NRS (2003 - present), GTC (2008 - present), Savings Banks Employees Retirement Association (2003 - present), and Advisors Charitable Gift Fund (2008 - present). Director, Lift Up Africa (2008 - present), Chair, Investment Committee of Massachusetts Council of Churches (2011 - present), minister member, Presbytery of Boston, Presbyterian Church (USA) (1975 - present).

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

Previous: Executive Advisor of Standard Steel LLC, a Railway manufacturing supply company, Jan. 2016-Dec. 2016; Chief Executive Officer of Standard Steel LLC, Aug. 2011- Dec. 2015;Director of Standard Steel Holdings Co., which owns Standard Steel LLC, Aug. 2011- Dec. 2016; President and CEO of International Crankshaft Inc., an automotive supply manufacturing company, 2004 to Aug. 2011; Director of International Crankshaft Inc., 2004 to Dec. 2016; Chairman of SMI Crankshaft, an automotive and truck supply company from July 2010 to Aug. 2011.

Gary E. Hippenstiel (1947) Chairman of the Audit and Pricing Committees; Independent Trustee, December 2002 to present

Current: President and founder of Hippenstiel Investment Counsel LLC, a registered investment adviser, since November 2008.

Previous: Chairman of investment committee for the Diana Davis Spencer Foundation from October 2011 to May 2014; Chairman and Founder, Constitution Education Foundation from February 2011 to December 2016.

Nancy V. Kelly (1955) Independent Trustee, August 2017 to present; Interested Trustee, November 2007 to August 2017	Previous: Executive Vice President of Huntington National Bank, one of the Trust’s custodians (2001-2017)

24

Trustees and Officers (Unaudited) (continued)

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Stephen A. Little (1946) Independent Trustee, December 2002 to present	Current: President and founder of The Rose, Inc., a registered investment adviser, since April 1993. Previous: Chairman, Unified Series Trust, December 2004 to December 2016.
Ronald C. Tritschler (1952) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Current: Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Bank of the Southeast, a full-service bank, since 1998;

Previous: Chairman of the Lexington Convention and Visitors’ Bureau 2011 to 2018

*	The business address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this Report, the Trust consists of, and each Trustee oversees, 17 series.

25

Trustees and Officers (Unaudited) (continued)

The following table provides information regarding certain Officers of the Trust.

Name, Address*, (Year of Birth), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David R. Carson (1958) President, January 2016 to present

Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013); CCO, FSI LBAR Fund (2013 to 2016).

Zachary P. Richmond (1980) Treasurer and Chief Financial Officer, November 2014 to present

Current: Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Elisabeth Dahl (1962) Secretary, May 2017 to present	Current: Attorney, Ultimus Fund Solutions, LLC since March 2016. Previous: Assistant Secretary, Unified Series Trust (2016-2017); Attorney, Cincinnati, OH (May 2009 to March 2016).
Stephen Preston (1966) AML Compliance Officer, May 2017 to present	Current: Vice President and Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC, since June 2011 and CCO of Unified Financial Securities, LLC, since May 2017.
Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October, 2004

*	The business address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

26

Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 700-9929 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 700-9929 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Essex Investment Management Company, LLC

125 High Street, 18th Floor

Boston, MA 02110

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

27

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Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Tactical Multi-Purpose Fund

Annual Report

August 31, 2018

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive
Camas, Washington 98607
1-800-550-1071

Tactical Multi-Purpose Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

The Tactical Multi-Purpose Fund (the “Fund”) seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets. The Fund is designed to be used by the Adviser to facilitate moving groups of clients into and out of defensive and special situation investments efficiently based on the Adviser’s perceptions of market risks and opportunities.

During the fiscal year ended August 31, 2018, the Adviser did not take a defensive position; therefore the Fund was limited in size, with its assets invested in cash equivalents. The Fund returned (0.50%) during the fiscal year ended August 31, 2018. During the same period, the Fund’s primary benchmark, the ICE BofA ML 3-month U.S. Treasury Bill Index returned 1.52%. The Fund’s underperformance is reflective of its investment in cash equivalents, which had minimal interest. Underperformance as compared to the index is also in part due to the Fund’s 1.00% expense ratio (the performance of the index does not reflect the deduction of expenses). Due to the size of the investment, the Fund maintained all investments in cash equivalents to meet expense obligations, and therefore it could not invest in Treasury Bills or other less liquid positions, as that would require significant trading activity. It is anticipated that similar returns will continue until the Adviser utilizes the Fund for defensive purposes.

Tactical Multi-Purpose Fund
Investment Results (Unaudited)

Average Annual Total Returns(a) (for the periods ended August 31, 2018)
	1 Year	Since Inception (3/30/17)
Tactical Multi-Purpose Fund	(0.50)%	(0.49)%
ICE BofA ML 3-Month U.S. Treasury Bill Index (b)	1.52%	1.34%

Total annual operating expenses, as disclosed in the Tactical Multi-Purpose Fund (the “Fund”) prospectus dated December 29, 2017, were 558.98% of average daily net assets (1.00% after fee waivers/expense reimbursements). Fisher Asset Management, LLC (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers; and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each expense reimbursement is subject to repayment by the Fund within three years following the date the particular expense occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that was in effect at the time of the reimbursement and at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of August 31, 2018 can be found in the financial highlights.

Tactical Multi-Purpose Fund
Investment Results (Unaudited) - continued

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-550-1071.

(a)

Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower.

(b)

The ICE BofA ML 3-Month U.S. Treasury Bill Index (the “Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Tactical Multi-Purpose Fund
Investment Results (Unaudited) - continued

Comparison of the Growth of a $10,000 Investment in the Tactical Multi-Purpose Fund and the ICE BofA ML 3-month U.S. Treasury Bill Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on March 30, 2017 (commencement of operations) and held through August 31, 2018. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The ICE BofA ML 3-month U.S. Treasury Bill Index is an unmanaged index of Treasury securities that assumes reinvestment of all income. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (800) 550-1071. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Tactical Multi-Purpose Fund
Statement of Assets and Liabilities
August 31, 2018

Assets
Cash and cash equivalents	$26,290
Interest receivable	17
Receivable from Adviser	12,500
Prepaid expenses	4,901
Total Assets	43,708

Liabilities
Payable to Administrator	5,199
Other accrued expenses	13,665
Total Liabilities	18,864
Net Assets	$24,844

Net Assets consist of:
Paid-in capital	24,918
Accumulated net investment loss	(74)
Net Assets	$24,844

Shares outstanding (unlimited number of shares authorized, no par value)	2,501

Net asset value ("NAV"), offering and redemption price per share	$9.93

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Statement of Operations
For the Year Ended August 31, 2018

Investment Income
Interest income	$136
Total investment income	136

Expenses
Legal	20,509
Fund accounting	18,128
Administration	18,126
Compliance services	12,000
Transfer agent	12,000
Trustee	11,889
Audit and tax	10,700
Report printing	6,026
Custodian	5,013
Insurance	2,710
Registration	263
Adviser	62
Miscellaneous	15,643
Total expenses	133,069
Fees waived and expenses reimbursed by Adviser	(131,318)
Fees waived by Administrator	(1,501)
Net operating expenses	250
Net investment loss	(114)

Net decrease in net assets resulting from operations	$(114)

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Statements of Changes in Net Assets

	For the Year Ended August 31, 2018	For the Period Ended August 31, 2017 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(114)	$(52)
Net decrease in net assets resulting from operations	(114)	(52)

Capital Transactions
Proceeds from shares sold	—	25,050
Amount paid for shares redeemed	—	(40)
Net increase in net assets resulting from capital transactions	—	25,010

Total Increase (Decrease) in Net Assets	(114)	24,958

Net Assets
Beginning of year	24,958	—
End of year	$24,844	$24,958

Accumulated net investment loss	$(74)	$(52)

Share Transactions
Shares sold	—	2,505
Shares redeemed	—	(4)
Net increase in shares	—	2,501

(a)	For the period March 30, 2017 (commencement of operations) through August 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Financial Highlights
(For a share outstanding throughout each period)

	For the Year Ended August 31, 2018	For the Period Ended August 31, 2017 (a)
Selected Per Share Data
Net asset value, beginning of period	$9.98	$10.00

Income from investment operations:
Net investment loss	(0.05)	(0.02)
Total from investment operations	(0.05)	(0.02)

Net asset value, end of period	$9.93	$9.98

Total Return	(0.50)%	(0.20	)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)	$25	$25
Ratio of net expenses to average net assets	1.00%	1.00	%(c)
Ratio of expenses to average net assets before waiver and reimbursement	534.46%	558.98	%(c)
Ratio of net investment loss to average net assets	(0.46)%	(0.49	)%(c)
Portfolio turnover rate	0%	0	%(b)

(a)	For the period March 30, 2017 (commencement of operations) to August 31, 2017.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Notes to the Financial Statements
August 31, 2018

NOTE 1. ORGANIZATION

Tactical Multi-Purpose Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 4.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

As of and during the fiscal year ended August 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. For the year ended August 31, 2018, the Fund made the following reclassifications to increase/(decrease) the components of net assets:

Paid-In Capital	Accumulated Net Investment Loss
$(92)	$92

Cash and Cash Equivalents – The Fund currently holds its entire cash position in a cash equivalent deposit account, due to its small asset size. As net assets grow, the Fund anticipates making investments in order to more closely pursue its stated objective.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The Fund did not hold any investments during the reporting period in which other significant observable inputs were used in determining fair value. The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of August 31, 2018, based on input levels assigned on August 31, 2017.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2018, the Adviser earned a fee of $62 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940;

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Each expense reimbursement (but not management fee waiver) is subject to repayment by the Fund, to the Adviser, within three years following the date the particular expense occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that was in effect at the time of the reimbursement and at the time of the repayment. As of August 31, 2018, the Adviser may seek repayment of expense reimbursements in the amount of $190,048 from the Fund no later than August 31, 2021.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the fiscal year ended August 31, 2018, the Administrator earned fees of $18,126 for administration services, $18,128 for fund accounting services, $12,000 for transfer agent services and $12,000 for compliance services. At August 31, 2018, the Fund owed the Administrator $5,199 for such services.

During the fiscal year ended August 31, 2018, the Administrator contractually agreed to waive $1,501 of the overall fees for the Fund. The Administrator has agreed to waive fees to the extent necessary that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $150,000 annually or $12,500 per month. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”). Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust, except that the Independent Chairman of the Board and the Chairman of the Audit Committee receive annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

NOTE 6. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2018, there were no purchases or sales of investment securities.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At August 31, 2018, the Adviser owned 99.96% of the Fund. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At August 31, 2018, the gross appreciation and depreciation of investments and aggregate cost of securities for federal income tax purposes was zero.

Certain capital and qualified late year losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the year ended August 31, 2018, the Fund deferred Qualified Late Year Ordinary Losses in the amount of $73.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since August 31, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Tactical Multi-Purpose Fund Audit Opinion

To the Shareholders of Tactical Multi-Purpose Fund and
Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Tactical Multi-Purpose Fund (the “Fund”), a series of Unified Series Trust, as of August 31, 2018, and the related statement of operations for the year then ended, and the statements of changes in net assets, including the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 26, 2018

Tactical Multi-Purpose Fund Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from March 1, 2018 to August 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period (a)	Annualized Expense Ratio
Actual	$1,000.00	$ 998.00	$5.04	1.00%
Hypothetical (b)	$1,000.00	$1,020.16	$5.09	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365.

(b)	Assumes a 5% return before expenses.

Tactical Multi-Purpose Fund Trustees and Officers (Unaudited)

GENERAL QUALIFICATIONS. The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Kenneth G.Y. Grant (1949) Chairman, January 2017 to present; Independent Trustee, May 2008 to present

Current: Director, Northeast Retirement Services (NRS) LLC, a transfer agent and fund administrator, and Director, Global Trust Company (GTC), a non-depository trust company sponsoring private investment product. Chief Officer Corporate Development and Executive Vice President of NRS (2003 - present), GTC (2008 - present), Savings Banks Employees Retirement Association (2003 - present), and Advisors Charitable Gift Fund (2008 - present). Director, Lift Up Africa (2008 - present), Chair, Investment Committee of Massachusetts Council of Churches (2011 - present), minister member, Presbytery of Boston, Presbyterian Church (USA) (1975 - present).

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

Previous: Executive Advisor of Standard Steel LLC, a Railway manufacturing supply company, Jan. 2016-Dec. 2016; Chief Executive Officer of Standard Steel LLC, Aug. 2011- Dec. 2015;Director of Standard Steel Holdings Co., which owns Standard Steel LLC, Aug. 2011- Dec. 2016; President and CEO of International Crankshaft Inc., an automotive supply manufacturing company, 2004 to Aug. 2011; Director of International Crankshaft Inc., 2004 to Dec. 2016; Chairman of SMI Crankshaft, an automotive and truck supply company from July 2010 to Aug. 2011.

Tactical Multi-Purpose Fund Trustees and Officers (Unaudited) - continued

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Chairman of the Audit and Pricing Committees; Independent Trustee, December 2002 to present

Current: President and founder of Hippenstiel Investment Counsel LLC, a registered investment adviser, since November 2008.

Previous: Chairman of investment committee for the Diana Davis Spencer Foundation from October 2011 to May 2014; Chairman and Founder, Constitution Education Foundation from February 2011 to December 2016.

Nancy V. Kelly (1955) Independent Trustee, August 2017 to present; Interested Trustee, November 2007 to August 2017	Previous: Executive Vice President of Huntington National Bank, one of the Trust’s custodians (2001-2017)
Stephen A. Little (1946) Independent Trustee, December 2002 to present	Current: President and founder of The Rose, Inc., a registered investment adviser, since April 1993. Previous: Chairman, Unified Series Trust, December 2004 to December 2016.
Ronald C. Tritschler (1952) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Current: Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Bank of the Southeast, a full-service bank, since 1998; Director of Lexington Chamber of Commerce since January 2017.

Previous: Chairman of the Lexington Convention and Visitors’ Bureau 2011 to 2018.

*	The business address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this Report, the Trust consists of, and each Trustee oversees, 17 series.

Tactical Multi-Purpose Fund Trustees and Officers (Unaudited) - continued

The following table provides information regarding certain Officers of the Trust.

Name, Address*, (Year of Birth), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David R. Carson (1958) President, January 2016 to present

Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013); CCO, FSI LBAR Fund (2013 to 2016).

Zachary P. Richmond (1980) Treasurer and Chief Financial Officer, November 2014 to present

Current: Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Elisabeth Dahl (1962) Secretary, May 2017 to present	Current: Attorney, Ultimus Fund Solutions, LLC since March 2016. Previous: Assistant Secretary, Unified Series Trust (2016-2017); Attorney, Cincinnati, OH (May 2009 to March 2016).

Tactical Multi-Purpose Fund Trustees and Officers (Unaudited) - continued

Name, Address*, (Year of Birth), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Stephen Preston (1966) AML Compliance Officer, May 2017 to present	Current: Vice President and Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC, since June 2011 and CCO of Unified Financial Securities, LLC, since May 2017.
Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October, 2004

*	The business address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Tactical Multi-Purpose Fund
Other Information (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 550-1071 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 550-1071 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Kenneth G.Y. Grant, Chairman
Daniel J. Condon
Gary E. Hippenstiel
Nancy V. Kelly
Stephen A. Little
Ronald C. Tritschler

OFFICERS
David R. Carson, President
Zachary P. Richmond, Treasurer and Chief
    Financial Officer
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER
Fisher Asset Management, LLC
5525 NW Fisher Creek Drive
Camas, WA 98607

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
MUFG Union Bank N.A.
350 California Street, Suite 2018
San Francisco, CA 94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Tactical Multi-Purpose Fund
Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Tactical Multi-Purpose Fund:	FY 2018	$7,500
Tactical Multi-Purpose Fund:	FY 2017	$7,000
Essex Environmental Opportunities Fund:	FY 2018	$14,000

(b)	Audit-Related Fees

Tactical Multi-Purpose Fund:	FY 2018	$0
Tactical Multi-Purpose Fund:	FY 2017	$0
Essex Environmental Opportunities Fund:	FY 2018	$0

(c)	Tax Fees

Tactical Multi-Purpose Fund:	FY 2018	$3,000
Tactical Multi-Purpose Fund:	FY 2017	$3,000
Essex Environmental Opportunities Fund:	FY 2018	$3,000

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Tactical Multi-Purpose Fund:	FY 2018	$0
Tactical Multi-Purpose Fund:	FY 2017	$0
Essex Environmental Opportunities Fund:	FY 2018	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	All of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the Audit Committee.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2018	$0	$0
FY 2017	$0	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)	(1)	Code is filed herewith

(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	10/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	10/25/18

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	10/25/18